Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense		¥ 1,762,846	$ 255,590	¥ 2,177,158	¥ 3,538,941
Income tax expense computed at Mainland China statutory tax rates (25%)		440,713	63,897	544,290	884,735
Non-deductible expenses		60,268	8,738	28,725	54,456
Research and development expenses super - deduction		(234,179)	(33,953)	(185,801)	(225,715)
Change in valuation allowances		21,338	3,094	50,473	(5,285)
Outside basis difference		(5,652)	(819)	(1,111)	142
Effect of international tax rate difference		(16,835)	(2,441)	37,940	8,682
Effect of preferential tax rate		(267,490)	(38,782)	(552,567)	(463,819)
Effect of withholding tax on dividend		(1,667)	(242)	164,946	76,610
Other adjustments	[1]	(58,276)	(8,449)	(52,889)	(68,861)
Income tax expense		¥ (61,780)	$ (8,957)	¥ 34,006	¥ 260,945

[1]	This amount mainly represents tax adjustments relating to share-based compensation exercised in 2019,2020 and 2021, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2020,2021 and 2022, respectively.